UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

June 30, 2013 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Fair Value

PRODUCER DURABLE GOODS — 21.7%
Franklin Electric Co., Inc.	252,200	$8,486,530
Graco Inc.	166,900	10,549,749
HNI Corporation	265,300	9,569,371
IDEX Corporation	151,350	8,144,144
Rotork plc (Great Britain)	37,900	1,538,842
WABCO Holdings Inc.*	222,200	16,596,118
Zebra Technologies Corporation (Class A)*	216,800	9,417,792
		$64,302,546
RETAILING — 20.7%
CarMax, Inc.*	430,100	$19,853,416
L’Occitane International SA (Luxembourg)	1,045,000	2,815,961
O’Reilly Automotive, Inc.*	178,400	20,091,408
Signet Jewelers Ltd. (Bermuda)	277,600	18,718,568
		$61,479,353
BUSINESS SERVICES & SUPPLIES —17.9%
Aggreko plc (Great Britain)	192,500	$4,806,706
Clarcor, Inc.	138,600	7,236,306
Copart, Inc.*	398,500	12,273,800
Domino Printing Sciences plc (Great Britain)	366,500	3,477,792
Halma plc (Great Britain)	719,500	5,508,996
Landauer, Inc.	3,650	176,331
ScanSource, Inc.*	416,000	13,312,000
Spirax-Sarco Engineering plc (Great Britain)	154,748	6,323,189
		$53,115,120
HEALTH CARE — 10.7%
bioMérieux S.A. (France)	61,300	$5,939,424
Bio-Rad Laboratories, Inc.*	73,300	8,224,260
Life Technologies Corporation*	142,400	10,539,024
Sonova Holding AG (Switzerland)	37,600	3,987,217
Varian Medical Systems, Inc.*	44,500	3,001,525
		$31,691,450
ENERGY — 6.8%
FMC Technologies, Inc.*	199,200	$11,091,456
Noble Corporation (Switzerland)	246,100	9,248,438
		$20,339,894
TECHNOLOGY — 6.6%
EVS Broadcast Equipment S.A. (Belgium)	95,200	$6,609,479
Maxim Integrated Products, Inc.	185,800	5,161,524
Microchip Technology Incorporated	209,700	7,811,325
		$19,582,328
TRANSPORTATION — 4.4%
Heartland Express, Inc.	454,200	$6,299,754
Knight Transportation, Inc.	396,600	6,670,812
		$12,970,566

OTHER COMMON STOCKS — 0.8%		$2,280,919

TOTAL COMMON STOCKS — 89.6% (Cost $184,025,995)		$265,762,176

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement — 0.01% 07/01/13 (Dated 06/28/2013, repurchase price of $8,655,007, collateralized by $10,255,000 principal amount U.S. Treasury Notes — 2.75% 2042, fair value $8,832,119)	$8,655,000	$8,655,007
ExxonMobil Corporation — 0.06% 07/08/13	12,000,000	11,999,860
Toyota Motor Credit Corporation — 0.07% 07/10/13	10,861,000	10,860,810
TOTAL SHORT-TERM INVESTMENT — 10.6% (Cost $31,515,677)		$31,515,677

TOTAL INVESTMENTS — 100.2% (Cost $215,541,672)— Note 2		$297,277,853
Other assets and liabilities, net — (0.2)%		(546,656)
TOTAL NET ASSETS — 100.0%		$296,731,197

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$265,762,176			$265,762,176
Short-Term Investments	—	$31,515,677	—	31,515,677
Total Investments	$265,762,176	$31,515,677	—	$297,277,853

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2013.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $184,064,721 for Federal income tax purposes. Net unrealized depreciation for Federal income tax consists of:

Gross unrealized appreciation:	$87,651,617
Gross unrealized depreciation:	(5,954,162)
Net unrealized depreciation:	$81,697,455

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 28, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 28, 2013